Note 18 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					Minimum Capital
			Minimum Capital		Requirement to be
			Requirement to be		Adequately
	Actual		Well Capitalized		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2023
Citizens Holding Company
Tier 1 leverage ratio	$106,544	7.43%	$71,680	5.00%	$57,344	4.00%
Common Equity tier 1 capital ratio	106,544	7.43%	93,185	6.50%	64,512	4.50%
Tier 1 risk-based capital ratio	106,544	11.95%	71,353	8.00%	53,515	6.00%
Total risk-based capital ratio	113,239	12.70%	89,192	10.00%	71,353	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$123,832	8.64%	$71,653	5.00%	$57,322	4.00%
Common Equity tier 1 capital ratio	123,832	8.64%	93,149	6.50%	64,488	4.50%
Tier 1 risk-based capital ratio	123,832	13.89%	71,315	8.00%	53,486	6.00%
Total risk-based capital ratio	130,526	14.64%	89,144	10.00%	71,315	8.00%

December 31, 2022
Citizens Holding Company
Tier 1 leverage ratio	$108,756	7.96%	$68,352	5.00%	$54,682	4.00%
Common Equity tier 1 capital ratio	108,756	13.19%	88,858	6.50%	61,517	4.50%
Tier 1 risk-based capital ratio	108,756	13.19%	65,951	8.00%	49,463	6.00%
Total risk-based capital ratio	114,020	13.83%	82,438	10.00%	65,951	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$126,105	9.23%	$68,333	5.00%	$54,667	4.00%
Common Equity tier 1 capital ratio	126,105	15.34%	88,833	6.50%	61,500	4.50%
Tier 1 risk-based capital ratio	126,105	15.34%	65,759	8.00%	49,320	6.00%
Total risk-based capital ratio	131,370	15.98%	82,199	10.00%	65,759	8.00%